Notes Payable (Details Narrative)														1 Months Ended	3 Months Ended					12 Months Ended
	Jun. 17, 2021 USD ($)	Dec. 16, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 19, 2020 USD ($)	Nov. 04, 2020 USD ($) $ / shares	Oct. 15, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 17, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)	Feb. 07, 2020 USD ($)	Jan. 15, 2020 USD ($)	Oct. 23, 2019 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) d	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 02, 2020 USD ($)	Oct. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2016 $ / shares
Proceeds form notes payable																$ 805,000		$ 1,422,000		$ 1,839,888	$ 196,500
Repayment of note payable																20,750
Notes payable, related parties, current							$ 1,072,185								$ 1,072,185	1,072,185	$ 1,072,185		$ 1,072,185	1,072,185	1,072,185
Derivative liability							5,649,412								3,404,101	3,404,101	5,649,412		3,012,597	5,649,412	3,012,597
Convertible Notes Payable [Member]
Accrued interest							790,862								980,172	980,172	790,862			790,862
Derivative liability							5,286,402								2,920,499	$ 2,920,499	5,286,402		2,872,303	5,286,402	$ 2,872,303
Note and Securities Purchase Agreement [Member]
Debt principal balance									$ 105,000															$ 25,000
Interest rate percentage									22.00%
Maturity date									Apr. 28, 2021
Noteholder G [Member] | Small Business Administration [Member]
Interest rate percentage								3.80%
Maturity date								Jun. 17, 2050
Debt instrument face amount								$ 150,000
Proceeds from grant								$ 10,000
Noteholder G [Member] | Small Business Administration [Member] | Forecast [Member]
Monthly principal and interest payments	$ 731
Noteholder G [Member] | Paycheck Protection Program Loan [Member]
Maturity date description										Maturity in April 2022
Interest rate percentage										1.00%
Proceeds form notes payable										$ 112,888
Noteholder C [Member]
Interest rate percentage				6.00%
Maturity date																Dec. 29, 2102
Debt instrument face amount				$ 290,000
Debt Instrument default percentage				22.00%
Debt default penalty amount				$ 6,148
Noteholder C [Member] | Note Agreement [Member]
Maturity date description				The Company and Noteholder C extended the maturity to December 29, 2020.		The Company and Noteholder C extended the maturity to December 29, 2020.
Interest rate percentage						5.00%
Maturity date				Dec. 21, 2020		Dec. 15, 2020
Debt instrument face amount						$ 565,000
Amortization of debt discount				$ 15,000		$ 15,000
Debt Instrument default percentage						22.00%
Debt default penalty amount						$ 85,428
Noteholder F [Member]
Repayment of note payable																$ 20,750
Noteholder D [Member]
Monthly principal and interest payments															286,518
Debt conversion amount							51,100
Interest expense		$ 28,818
Derivative liability		$ 123,768					48,718										48,718			$ 48,718		$ 131,360	$ 42,472
Short Term Note Payable [Member] | Noteholder E [Member]
Maturity date description														Matured in August 2017.
Debt principal balance														$ 55,353
Interest rate percentage														18.00%
Convertible Notes Payable [Member]
Debt conversion amount											$ 111,111	$ 166,667	$ 50,000
Interest expense																	268,048		$ 204,535
Derivative liability											$ 178,396	$ 175,093	$ 89,353
Convertible Notes Payable [Member] | Minimum [Member]
Percentage of conversion price																				40.00%
Convertible Notes Payable [Member] | Maximum [Member]
Percentage of conversion price																				50.00%
Convertible Notes Payable [Member] | President and Chief Executive Officer [Member]
Interest rate percentage																									8.00%
Conversion price per share | $ / shares																									$ 0.026
Notes payable, related parties, current							1,072,185								1,072,185	1,072,185	1,072,185			$ 1,072,185
Accrued interest							327,484								348,928	348,928	327,484			327,484
Promissory Note Agreement [Member] | Noteholder D [Member]
Interest rate percentage					15.00%
Maturity date					May 04, 2021
Convertible notes payable					$ 100,000
Promissory Note Agreement [Member] | Noteholder D [Member] | Restricted Common Stock [Member]
Shares issued, price per share | $ / shares					$ 0.059
Convertible Promissory Note [Member]
Derivative liability							$ 363,010								$ 483,602	$ 483,602	$ 363,010			$ 363,010
Convertible Promissory Note [Member] | Minimum [Member]
Percentage of conversion price																50.00%
Convertible Promissory Note [Member] | Maximum [Member]
Percentage of conversion price																40.00%
Convertible Promissory Note [Member] | Noteholder D [Member]
Interest rate percentage			10.00%
Maturity date			Nov. 30, 2022
Debt conversion amount			$ 175,000
Percentage of conversion price																60.00%
Threshold trading days | d																10